Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices Related to Grant of Certain Equity Awards

While we do not have a formal policy with respect to the timing of awards of stock options, stock appreciation rights, or similar option-like instruments, our Compensation Committee typically does not grant such awards, with these types of awards having last been granted almost five years ago. The Company has not timed the release of material nonpublic information for the purpose of affecting the value of executive compensation.